Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (5,086)	$ (2,439)
Stock-based compensation	94	282
Depreciation	(3)	(3)
AmortizationAndOthers	(61)	(61)
Accounts receivable and other receivables	3	5
Prepaid expense	(14)	(96)
Inventory	0	0
Accounts payable and accrued liabilities	732	(677)
Net cash used in operating activities	(4,207)	(2,669)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	0	(2)
Net cash flows used in investing activities		(2)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from the issuance of share capital &warrants	4,108
Repayment of operating lease and financing obligation	(59)	60
Net cash flows used in financing activities	(4,049)	(60)
Net decrease in cash and cash equivalents	158	2,731
CASH AT BANK
CashBeginning of the period	830	3,611
Cah End of the period	672	880
NON-CASH INVESTING AND FINANCING ACTIVITIES
Operating lease right-of-use asset and related liability	$ 0	$ 0